Principal accounting policies (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Buildings | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Computers and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computers and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life description	Over the shorter of lease terms or the estimated useful lives of assets
Software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years